UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the pers on signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Rockbay Capital Advisors, Inc., its
               general partner
Name:          Atul Khanna
Title:         CEO
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna               New York, NY                   11/10/04
--------------------------------------------------------------------------------
  [Signature]                [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         71
Form 13F Information Table Value Total:         836,391
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10689                       Rockbay Capital Advisors, Inc.


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                                   TITLE
                                    OF                VALUE     SHARES/ SH/ PUT/   INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                     CLASS  CUSIP      (x$1000)   PRN AMT PRN CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------     ------ ---------  --------   ------- --- ----   -------  ---------   -------  -------- --------
Altria Group Incorporated          COM    02209s103     56448   1200000 SH  CALL   DEFINED     01       1200000
Ashland Inc.                       COM    044204105      7851    140000 SH         DEFINED     01        140000
Ashland Inc.                       COM    044204105      1738     31000 SH  CALL   DEFINED     01         31000
Atlas America Inc.                 COM    049167109     14303    657000 SH         DEFINED     01        657000
Banta Corp                         COM    066821109     15026    378000 SH         DEFINED     01        378000
Blount International Inc.          COM    095180105      3341    255000 SH         DEFINED     01        255000
Boise Cascade                      COM    097383103     55411   1665000 SH         DEFINED     01       1665000
Boise Cascade                      COM    097383103      5574    167500 SH  CALL   DEFINED     01        167500
Boston Scientific Corp             COM    101137107     11124    280000 SH         DEFINED     01        280000
Boston Scientific Corp             COM    101137107      3973    100000 SH  CALL   DEFINED     01        100000
Cablevision Systems                COM    12686c109      4766    235000 SH         DEFINED     01        235000
Cablevision Systems                COM    12686c109     10140    500000 SH  CALL   DEFINED     01        500000
California Coastal Communicati     COM    129915203      6580    341800 SH         DEFINED     01        341800
Caraco Pharm Labs                  COM    14075t107      1279    166100 SH         DEFINED     01        166100
ChipMOS Technologies               COM    g2110r106      2586    370000 SH         DEFINED     01        370000
Circuit City Stores                COM    172737108      3605    235000 SH         DEFINED     01        235000
Clarus Corporation                 COM    182707109      6894    787937 SH         DEFINED     01        787937
Clarus Corporation                 COM    182707109       219     25000 SH  CALL   DEFINED     01         25000
Clorox                             COM    189054109      5863    110000 SH         DEFINED     01        110000
Commonwealth Telephone             COM    203349105     21122    485000 SH         DEFINED     01        485000
Computer Associates                COM    204912109     19462    740000 SH         DEFINED     01        740000
Computer Associates                COM    204912109      7890    300000 SH   PUT   DEFINED     01        300000
Comstock Resources Inc.            COM    205768203      8211    392500 SH         DEFINED     01        392500
Conexant Systems Inc               COM    207142100       918    574000 SH         DEFINED     01        574000
Conseco Incorporated               COM    208464883      3532    200000 SH  CALL   DEFINED     01        200000
Cox Communications                 COM    224044107     20872    630000 SH         DEFINED     01        630000
DPL Inc.                           COM    233293109     16361    795000 SH         DEFINED     01        795000
Danielson Holding Corp             COM    236274106     10513   1726200 SH         DEFINED     01       1726200
Davita Inc.                        COM    23918k108     14173    455000 SH         DEFINED     01        455000
Eagle Materials B                  COM    26969p207      1290     18700 SH         DEFINED     01         18700
Eastman Chemical Co.               COM    277432100      3566     75000 SH         DEFINED     01         75000
Eastman Chemical Co.               COM    277432100      3804     80000 SH  CALL   DEFINED     01         80000
Fidelity National Financial        COM    316326107     10668    280000 SH         DEFINED     01        280000
Frontier Oil Corporation           COM    35914p105      6611    280000 SH  CALL   DEFINED     01        280000
Gencorp Inc.                       COM    368682100     13550   1000000 SH         DEFINED     01       1000000
Halliburton Company                COM    406216101     33690   1000000 SH         DEFINED     01       1000000
Halliburton Company                COM    406216101      8759    260000 SH  CALL   DEFINED     01        260000
Holly Corp                         COM    435758305     17159    672900 SH         DEFINED     01        672900
Intergraph Corp                    COM    458683109     13177    485000 SH         DEFINED     01        485000
International Paper Company        COM    460146103      6870    170000 SH   PUT   DEFINED     01        170000
Interstate Bakeries Corporatio     COM    46072h108       917    235000 SH  CALL   DEFINED     01        235000
Interstate Bakeries Corporatio     COM    46072h108       862    221000 SH   PUT   DEFINED     01        221000
iShares Russell 2000 Index Fun     COM    464287655     59202    520000 SH   PUT   DEFINED     01        520000
J.C. Penney Co.                    COM    708160106     26460    750000 SH         DEFINED     01        750000
J.C. Penney Co.                    COM    708160106     26460    750000 SH   PUT   DEFINED     01        750000
Key Energy Services                COM    492914106     16630   1505000 SH         DEFINED     01       1505000
Kmart Holding Corp                 COM    498780105      8616     98500 SH         DEFINED     01         98500
Laidlaw International              COM    50730r102     11351    690000 SH         DEFINED     01        690000
Liberty Media                      COM    530718105     13819   1584700 SH         DEFINED     01       1584700
Lions Gate Entertainment           COM    535919203      7395    850000 SH         DEFINED     01        850000
MCI Inc.                           COM    552691107      3601    215000 SH         DEFINED     01        215000
MI Developments Inc.               COM    55304x104      1518     60000 SH         DEFINED     01         60000
Magellan Health                    COM    559079207     10420    285000 SH         DEFINED     01        285000
Magna Entertainment                COM    559211107      8121   1490000 SH         DEFINED     01       1490000
McMoran Exploration Co.            COM    582411104      3744    287300 SH         DEFINED     01        287300
Merck & Company Incorporated       COM    589331107      1650     50000 SH   PUT   DEFINED     01         50000
Microsoft Corp                     COM    594918104      1797     65000 SH         DEFINED     01         65000
Nasdaq 100 Trust                   COM    631100104     26355    750000 SH   PUT   DEFINED     01        750000
NTL Inc.                           COM    62940m104     10800    174000 SH         DEFINED     01        174000
New Century Financial Corp         COM    64352d101      8792    146000 SH         DEFINED     01        146000
PG & E Corp                        COM    69331C108     32619   1073000 SH         DEFINED     01       1073000
R.H. Donnelley Corp                COM    74955w307      6807    137900 SH         DEFINED     01        137900
Resource America                   COM    761195205     13446    570000 SH         DEFINED     01        570000
Southern Union                     COM    844030106     14350    700000 SH         DEFINED     01        700000
Tellabs Inc.                       COM    879664100      2316    252000 SH         DEFINED     01        252000
Tessera Technologies               COM    88164l100      4857    219795 SH         DEFINED     01        219795
Toys R Us Inc.                     COM    892335100     16410    925000 SH         DEFINED     01        925000
UnitedGlobalCom Inc. - Class A     COM    913247508      4611    617293 SH         DEFINED     01        617293
Washington Group Intl              COM    938862208     18733    541100 SH         DEFINED     01        541100
West Pharmaceutical Service        COM    955306105      3511    168400 SH         DEFINED     01        168400
Weyerhaeuser Company               COM    962166104     11302    170000 SH   PUT   DEFINED     01        170000

                             Total 71                  836391

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